Financial risk management and fair values (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Financial risk management and fair values [Line Items]
Carrying amount	¥ 279,719	¥ 238,704
Contractual cash flows	279,719	238,704
1 year or less	¥ 279,719	¥ 238,704